Investments in associates (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) share	Sep. 30, 2024 Rate	Sep. 30, 2024	Dec. 31, 2023 USD ($)	Sep. 30, 2023 Rate
Disclosure of associates [line items]
Impairment of an investment in an associate	$ 0			$ 48,968
Net (loss) gain on ownership dilution	$ (9,300)			3,580
Osisko Development Corp [Member]
Disclosure of associates [line items]
Impairment of an investment in an associate				$ 48,800
Information whether recoverable amount of asset is fair value less costs of disposal or value in use	The Company estimated the recoverable amount of its investment at $87.4 million, using a fair value less costs of disposal model with reference to Osisko Development's share price quoted on active markets, which is considered a Level 1 input. The Company estimated the cost of disposal using historical discounts and transaction fees for similar transactions.
Shares held in associates | share	33,333,366
Proportion of ownership interest in associate	24.40%	39.70%	39.70%	39.60%	39.70%
Net (loss) gain on ownership dilution	$ (9,300)
Osisko Development Corp [Member] | Cariboo Gold [Member]
Disclosure of associates [line items]
NSR royalty percentage	5.00%
Osisko Development Corp [Member] | San Antonio gold project [Member]
Disclosure of associates [line items]
Percentage of gold and silver stream	15.00%
Osisko Development Corp [Member] | Tintic property [Member]
Disclosure of associates [line items]
Metals stream percentage	2.50%